Invested Assets and Investment Income - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [Line Items]
Fair value of securitized assets	$ 880,349,000,000	$ 809,130,000,000
Fair value of securitized liabilities	827,343,000,000	759,024,000,000
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0
Investment property	12,832,000,000	12,928,000,000
Oil And Gas Investments Property [Member] | Bottom of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Investment property	837,000,000
Segregated funds [Member]
Disclosure of fair value measurement of assets [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	15,000,000	0
Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Profit (loss) from associates and joint ventures	315,000,000	369,000,000
Dividends received from associates and joint ventures	2,000,000	2,000,000
Securitized assets [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Fair value of securitized assets	4,679,000,000	3,950,000,000
Fair value of securitized liabilities	$ 4,661,000,000	3,879,000,000
North American Private Equity [Member]
Disclosure of fair value measurement of assets [Line Items]
Equity Investments Sold to Related Partners		$ 1,112,000,000